Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Nonvested shares	Shares	Weighted-average grant date fair value
Balance at October 31, 2017	836,958	$3.66
Granted	498,083	2.52
Vested	(257,955)	3.68
Forfeited	(49,384)	3.73
Balance at October 31, 2018	1,027,702	$3.13